Employee Benefit Plans	9 Months Ended
Sep. 30, 2019
Retirement Benefits [Abstract]
Employee Benefit Plans
Employee Benefit Plans
In the United Kingdom, the Company makes contributions to private defined benefit pension schemes on behalf of its employees. The Company expensed $0.3 million and $0.1 million in contributions for the three months ended September 30, 2019 and 2018, respectively, and $0.7 million and $0.4 million for the nine months ended September 30, 2019 and 2018, respectively.
In the United States, the Company established a defined contribution savings plan under Section 401(k) of the Internal Revenue Code in October 2018. The plan covers substantially all U.S. employees who meet minimum age and service requirements and allows participants to defer a portion of their annual compensation on a pre-tax basis. The Company matches employee contributions up to four percent of the employee’s annual salary. For the three and nine months ended September 30, 2019, the Company incurred $58,000 and $136,000, respectively, in matching expenses. The Company pays all administrative fees related to the 401(k) plan.